INITIAL PUBLIC OFFERING (Details Narrative)	Jan. 21, 2025 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Price per unit | $ / shares	$ 10.00
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Price per unit | $ / shares	$ 10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	19,000,000
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	19,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units exercised | shares	1,500,000
Price per unit | $ / shares	$ 10.00
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units exercised | shares	1,500,000
Price per unit | $ / shares	$ 10.00